Derivative instruments (Locations and Effective Portions of Gain (Loss) Reclassified out of AOCI) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments Gain Loss [Line Items]
Product sales	$ 5,329	$ 5,516	$ 5,225	$ 4,874	$ 5,174	$ 4,848	$ 4,949	$ 4,356	$ 20,944	$ 19,327	$ 18,192
Interest and other income, net									603	465	420
Interest expense, net									(1,095)	(1,071)	(1,022)
Income before income taxes									7,978	5,585	5,265
Accumulated net gain (loss) from designated or qualifying cash flow hedges [Member] | Reclassification out of AOCI [Member]
Derivative Instruments Gain Loss [Line Items]
Product sales									326	28	4
Interest and other income, net									(182)	(230)	82
Interest expense, net									(1)	(1)	(1)
Income before income taxes									143	(203)	85
Accumulated net gain (loss) from designated or qualifying cash flow hedges [Member] | Reclassification out of AOCI [Member] | Derivatives in cash flow hedging relationships [Member]
Derivative Instruments Gain Loss [Line Items]
Income before income taxes									143	(203)	85
Accumulated net gain (loss) from designated or qualifying cash flow hedges [Member] | Reclassification out of AOCI [Member] | Derivatives in cash flow hedging relationships [Member] | Foreign currency contracts [Member]
Derivative Instruments Gain Loss [Line Items]
Product sales									326	28	4
Accumulated net gain (loss) from designated or qualifying cash flow hedges [Member] | Reclassification out of AOCI [Member] | Derivatives in cash flow hedging relationships [Member] | Cross-currency swap contracts [Member]
Derivative Instruments Gain Loss [Line Items]
Interest and other income, net									(182)	(230)	82
Accumulated net gain (loss) from designated or qualifying cash flow hedges [Member] | Reclassification out of AOCI [Member] | Derivatives in cash flow hedging relationships [Member] | Forward interest rate contract [Member]
Derivative Instruments Gain Loss [Line Items]
Interest expense, net									$ (1)	$ (1)	$ (1)